                        THE DIRECTOR CHOICE (SERIES II)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED MAY 30, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2001

The Mitchell Hutchins Series Trust changed its name to Brinson Series Trust. All references to "Mitchell Hutchins Series Trust" in the prospectus are replaced with "Brinson Series Trust."

Due to a typographical error, the Annual Fund Operating Expenses for the Brinson Series Trust Growth and Income Portfolio are corrected as follows: "Other Expenses" is 0.38% and "Total Fund Operating Expenses" is 1.33%. Due to this error, the figures in the Example Table for this Portfolio are as follows:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 BRINSON SERIES
   TRUST GROWTH
   AND INCOME
   PORTFOLIO
   (formerly
   known as
   Mitchell
   Hutchins
   Series Trust
   Growth and
   Income
   Portfolio)
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $88    $139    $181     $302    $26     $83    $142     $301     $27       $84      $142       $302
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $90    $143    $188     $317    $28     $87    $149     $316     $29       $88      $150       $317
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $90    $144    $191     $322    $28     $89    $152     $321     $29       $90      $153       $322
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $92    $149    $198     $336    $30     $93    $159     $335     $31       $94      $160       $336
 -----------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3041
333-69485